CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,714)	$ (3,565)	$ (7,215)	$ (4,353)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense (recovery)	22	7	7	(3)
Depreciation and amortization	300	227	461	361
Stock based compensation	546	569	824	645
Change in fair value of warrants	(496)	0	674	0
Changes in operating assets and liabilities:
Inventory	74	(94)	(669)	(4)
Accounts receivable	(100)	(76)	(33)	13
Other current assets	88	83	97	(144)
Accounts payable	172	221	126	(337)
Deferred revenue	14	(36)	(26)	(413)
Accrued liabilities	257	(59)	223	513
Other assets	13	(50)	(25)	55
Total adjustments	890	792	1,659	299
Net cash used in operating activities	(2,824)	(2,773)	(5,556)	(3,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(119)	(101)	(107)	(552)
Net cash used in investing activities	(119)	(101)	(107)	(552)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from debt financing, net of issuance costs	3,194	0	115	86
Net proceeds from issuance of preferred stock and warrants	0	2,214	2,214	0
Proceeds from options and warrants exercised	67	1,833	3,276	3,102
Payments on notes and loan payables	(446)	(237)
Payments made on notes payables			(374)	(125)
Net cash provided by financing activities	2,815	3,810	5,231	3,063
NET CHANGE IN CASH AND CASH EQUIVALENTS	(128)	936	(432)	(1,155)
CASH AND CASH EQUIVALENTS, beginning of year	613	1,044	1,044	2,200
CASH AND CASH EQUIVALENTS, end of period	485	1,980	613	1,044
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	20	9	31	48
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of minority interest			0	104
Conversion of accrued expenses into common stock / options	66	0	126	162
Deemed dividends on preferred stock	89	1,171	3,148	0
Purchase of fixed assets by issuing notes payable			0	50
Issuance of common stock as board compensation	0	463	463	0
Deemed dividends in the form of warrants to purchase common stock.			$ 537	$ 2,656